Other Payables	12 Months Ended
Dec. 31, 2022
Other Payables [abstract]
Other Payables

Note 9 - Other Payables

	As of December 31
	2022	2021
	USD thousands

Due to related parties - payroll related	607	527
Accrued expenses	3,597	1,527
Government authorities	81	66
Payroll related	437	440
Other payables	10	18
	4,732	2,578